Benefit Plans	6 Months Ended
Jun. 30, 2011
Benefit Plans [Abstract]
Benefit Plans

6. BENEFIT PLANS

Components of Net Periodic Benefit Cost

The following tables provide the components of our net periodic benefit cost for the plans for the three and six months ended June 30, 2011 and 2010:

			Other Postretirement
	Pension Plans		Benefit Plans
	Three Months Ended June 30,		Three Months Ended June 30,
	2011	2010	2011	2010
	(in millions)
Service Cost	$18	$27	$10	$11
Interest Cost	60	64	27	28
Expected Return on Plan Assets	(78)	(78)	(27)	(26)
Amortization of Transition Obligation	-	-	-	7
Amortization of Net Actuarial Loss	31	23	8	7
Net Periodic Benefit Cost	$31	$36	$18	$27

			Other Postretirement
	Pension Plans		Benefit Plans
	Six Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
	(in millions)
Service Cost	$36	$55	$21	$23
Interest Cost	119	127	54	56
Expected Return on Plan Assets	(157)	(156)	(54)	(52)
Amortization of Transition Obligation	-	-	-	14
Amortization of Net Actuarial Loss	61	45	15	14
Net Periodic Benefit Cost	$59	$71	$36	$55

Appalachian Power Co [Member]
Benefit Plans [Abstract]
Benefit Plans

6. BENEFIT PLANS

The Registrant Subsidiaries participate in an AEP sponsored qualified pension plan and two unfunded nonqualified pension plans. Substantially all employees are covered by the qualified plan or both the qualified and a nonqualified pension plan. The Registrant Subsidiaries also participate in OPEB plans sponsored by AEP to provide medical and life insurance benefits for retired employees.

Components of Net Periodic Benefit Cost

The following tables provide the components of net periodic benefit cost by Registrant Subsidiary for the plans for the three and six months ended June 30, 2011 and 2010:

APCo			Other Postretirement
	Pension Plans		Benefit Plans
	Three Months Ended June 30,		Three Months Ended June 30,
	2011	2010	2011	2010
	(in thousands)
Service Cost	$1,800	$3,227	$1,246	$1,430
Interest Cost	8,076	8,489	4,867	5,075
Expected Return on Plan Assets	(10,458)	(10,951)	(4,496)	(4,407)
Amortization of Transition Obligation	-	-	287	1,311
Amortization of Prior Service Cost (Credit)	229	229	(43)	-
Amortization of Net Actuarial Loss	4,144	2,961	1,459	1,353
Net Periodic Benefit Cost	$3,791	$3,955	$3,320	$4,762

			Other Postretirement
	Pension Plans		Benefit Plans
	Six Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
	(in thousands)
Service Cost	$3,600	$6,454	$2,492	$2,860
Interest Cost	16,146	16,978	9,734	10,150
Expected Return on Plan Assets	(20,916)	(21,902)	(8,992)	(8,813)
Amortization of Transition Obligation	-	-	573	2,622
Amortization of Prior Service Cost (Credit)	458	458	(86)	-
Amortization of Net Actuarial Loss	8,285	5,921	2,914	2,705
Net Periodic Benefit Cost	$7,573	$7,909	$6,635	$9,524

Columbus Southern Power Co [Member]
Benefit Plans [Abstract]
Benefit Plans

6. BENEFIT PLANS

The Registrant Subsidiaries participate in an AEP sponsored qualified pension plan and two unfunded nonqualified pension plans. Substantially all employees are covered by the qualified plan or both the qualified and a nonqualified pension plan. The Registrant Subsidiaries also participate in OPEB plans sponsored by AEP to provide medical and life insurance benefits for retired employees.

Components of Net Periodic Benefit Cost

The following tables provide the components of net periodic benefit cost by Registrant Subsidiary for the plans for the three and six months ended June 30, 2011 and 2010:

CSPCo			Other Postretirement
	Pension Plans		Benefit Plans
	Three Months Ended June 30,		Three Months Ended June 30,
	2011	2010	2011	2010
	(in thousands)
Service Cost	$850	$1,468	$608	$690
Interest Cost	4,302	4,789	2,039	2,179
Expected Return on Plan Assets	(5,725)	(6,589)	(1,986)	(1,979)
Amortization of Transition Obligation	-	-	11	608
Amortization of Prior Service Cost (Credit)	141	141	(19)	-
Amortization of Net Actuarial Loss	2,210	1,677	578	565
Net Periodic Benefit Cost	$1,778	$1,486	$1,231	$2,063

			Other Postretirement
	Pension Plans		Benefit Plans
	Six Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
	(in thousands)
Service Cost	$1,699	$2,936	$1,217	$1,380
Interest Cost	8,604	9,578	4,079	4,357
Expected Return on Plan Assets	(11,449)	(13,178)	(3,973)	(3,958)
Amortization of Transition Obligation	-	-	22	1,216
Amortization of Prior Service Cost (Credit)	282	282	(37)	-
Amortization of Net Actuarial Loss	4,420	3,354	1,155	1,130
Net Periodic Benefit Cost	$3,556	$2,972	$2,463	$4,125

Indiana Michigan Power Co [Member]
Benefit Plans [Abstract]
Benefit Plans

6. BENEFIT PLANS

The Registrant Subsidiaries participate in an AEP sponsored qualified pension plan and two unfunded nonqualified pension plans. Substantially all employees are covered by the qualified plan or both the qualified and a nonqualified pension plan. The Registrant Subsidiaries also participate in OPEB plans sponsored by AEP to provide medical and life insurance benefits for retired employees.

Components of Net Periodic Benefit Cost

The following tables provide the components of net periodic benefit cost by Registrant Subsidiary for the plans for the three and six months ended June 30, 2011 and 2010:

I&M			Other Postretirement
	Pension Plans		Benefit Plans
	Three Months Ended June 30,		Three Months Ended June 30,
	2011	2010	2011	2010
	(in thousands)
Service Cost	$2,365	$3,821	$1,529	$1,688
Interest Cost	6,934	7,271	3,402	3,541
Expected Return on Plan Assets	(9,214)	(8,760)	(3,471)	(3,349)
Amortization of Transition Obligation	-	-	47	704
Amortization of Prior Service Cost (Credit)	186	186	(59)	-
Amortization of Net Actuarial Loss	3,538	2,516	892	881
Net Periodic Benefit Cost	$3,809	$5,034	$2,340	$3,465

			Other Postretirement
	Pension Plans		Benefit Plans
	Six Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
	(in thousands)
Service Cost	$4,723	$7,642	$3,059	$3,375
Interest Cost	13,863	14,543	6,805	7,082
Expected Return on Plan Assets	(18,428)	(17,520)	(6,943)	(6,698)
Amortization of Transition Obligation	-	-	94	1,407
Amortization of Prior Service Cost (Credit)	372	372	(118)	-
Amortization of Net Actuarial Loss	7,072	5,032	1,783	1,763
Net Periodic Benefit Cost	$7,602	$10,069	$4,680	$6,929

Ohio Power Co [Member]
Benefit Plans [Abstract]
Benefit Plans

6. BENEFIT PLANS

The Registrant Subsidiaries participate in an AEP sponsored qualified pension plan and two unfunded nonqualified pension plans. Substantially all employees are covered by the qualified plan or both the qualified and a nonqualified pension plan. The Registrant Subsidiaries also participate in OPEB plans sponsored by AEP to provide medical and life insurance benefits for retired employees.

Components of Net Periodic Benefit Cost

The following tables provide the components of net periodic benefit cost by Registrant Subsidiary for the plans for the three and six months ended June 30, 2011 and 2010:

OPCo			Other Postretirement
	Pension Plans		Benefit Plans
	Three Months Ended June 30,		Three Months Ended June 30,
	2011	2010	2011	2010
	(in thousands)
Service Cost	$1,708	$2,845	$1,348	$1,357
Interest Cost	7,796	8,186	4,334	4,446
Expected Return on Plan Assets	(10,642)	(10,680)	(4,141)	(4,044)
Amortization of Transition Obligation	-	-	27	1,053
Amortization of Prior Service Cost (Credit)	227	227	(35)	-
Amortization of Net Actuarial Loss	4,004	2,861	1,267	1,154
Net Periodic Benefit Cost	$3,093	$3,439	$2,800	$3,966

			Other Postretirement
	Pension Plans		Benefit Plans
	Six Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
	(in thousands)
Service Cost	$3,416	$5,691	$2,696	$2,713
Interest Cost	15,572	16,372	8,669	8,893
Expected Return on Plan Assets	(21,284)	(21,360)	(8,283)	(8,089)
Amortization of Transition Obligation	-	-	53	2,106
Amortization of Prior Service Cost (Credit)	454	454	(70)	-
Amortization of Net Actuarial Loss	7,994	5,721	2,494	2,308
Net Periodic Benefit Cost	$6,152	$6,878	$5,559	$7,931

Public Service Co Of Oklahoma [Member]
Benefit Plans [Abstract]
Benefit Plans

6. BENEFIT PLANS

The Registrant Subsidiaries participate in an AEP sponsored qualified pension plan and two unfunded nonqualified pension plans. Substantially all employees are covered by the qualified plan or both the qualified and a nonqualified pension plan. The Registrant Subsidiaries also participate in OPEB plans sponsored by AEP to provide medical and life insurance benefits for retired employees.

Components of Net Periodic Benefit Cost

The following tables provide the components of net periodic benefit cost by Registrant Subsidiary for the plans for the three and six months ended June 30, 2011 and 2010:

PSO			Other Postretirement
	Pension Plans		Benefit Plans
	Three Months Ended June 30,		Three Months Ended June 30,
	2011	2010	2011	2010
	(in thousands)
Service Cost	$1,442	$1,513	$656	$704
Interest Cost	3,338	3,722	1,511	1,590
Expected Return on Plan Assets	(4,366)	(4,935)	(1,566)	(1,528)
Amortization of Transition Obligation	-	-	-	701
Amortization of Prior Service Credit	(239)	(238)	(19)	-
Amortization of Net Actuarial Loss	1,700	1,297	388	393
Net Periodic Benefit Cost	$1,875	$1,359	$970	$1,860

			Other Postretirement
	Pension Plans		Benefit Plans
	Six Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
	(in thousands)
Service Cost	$2,880	$3,026	$1,311	$1,407
Interest Cost	6,643	7,444	3,023	3,180
Expected Return on Plan Assets	(8,732)	(9,870)	(3,132)	(3,055)
Amortization of Transition Obligation	-	-	-	1,403
Amortization of Prior Service Credit	(475)	(475)	(38)	-
Amortization of Net Actuarial Loss	3,378	2,594	776	786
Net Periodic Benefit Cost	$3,694	$2,719	$1,940	$3,721

Southwestern Electric Power Co [Member]
Benefit Plans [Abstract]
Benefit Plans

6. BENEFIT PLANS

The Registrant Subsidiaries participate in an AEP sponsored qualified pension plan and two unfunded nonqualified pension plans. Substantially all employees are covered by the qualified plan or both the qualified and a nonqualified pension plan. The Registrant Subsidiaries also participate in OPEB plans sponsored by AEP to provide medical and life insurance benefits for retired employees.

Components of Net Periodic Benefit Cost

The following tables provide the components of net periodic benefit cost by Registrant Subsidiary for the plans for the three and six months ended June 30, 2011 and 2010:

SWEPCo			Other Postretirement
	Pension Plans		Benefit Plans
	Three Months Ended June 30,		Three Months Ended June 30,
	2011	2010	2011	2010
	(in thousands)
Service Cost	$1,644	$1,761	$757	$777
Interest Cost	3,348	3,773	1,743	1,735
Expected Return on Plan Assets	(4,595)	(4,872)	(1,800)	(1,661)
Amortization of Transition Obligation	-	-	-	615
Amortization of Prior Service Cost (Credit)	(200)	(199)	64	-
Amortization of Net Actuarial Loss	1,700	1,311	446	428
Net Periodic Benefit Cost	$1,897	$1,774	$1,210	$1,894

			Other Postretirement
	Pension Plans		Benefit Plans
	Six Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
	(in thousands)
Service Cost	$3,286	$3,523	$1,514	$1,554
Interest Cost	6,666	7,547	3,485	3,470
Expected Return on Plan Assets	(9,190)	(9,745)	(3,600)	(3,323)
Amortization of Transition Obligation	-	-	-	1,230
Amortization of Prior Service Cost (Credit)	(398)	(398)	129	-
Amortization of Net Actuarial Loss	3,380	2,621	892	856
Net Periodic Benefit Cost	$3,744	$3,548	$2,420	$3,787